Acquisitions, divestment of product rights and out-licensing - Additional information (Details) - USD ($)								3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 02, 2025	Mar. 24, 2025	Mar. 23, 2025	Jan. 16, 2025	Jan. 15, 2025	Oct. 17, 2024	Jul. 01, 2024	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2024
Disclosure of detailed information about business combination [line items]
Goodwill									$ 8,946,000,000	$ 9,256,000,000	$ 9,256,000,000	$ 9,256,000,000	$ 8,946,000,000
Consideration paid for acquisition of businesses												692,000,000	61,000,000	$ 0
Acquisitions of assets, net of cash acquired												0	0	2,000,000
Net gain on product divestments												0	57,000,000	$ 0
Deferred income									73,000,000	84,000,000	84,000,000	84,000,000	73,000,000
Deferred income									86,000,000	$ 91,000,000	$ 91,000,000	$ 91,000,000	86,000,000
China divestment of product rights and out-licensing
Disclosure of detailed information about business combination [line items]
Divestment, value of ordinary shares received						$ 116,000,000
Divestment, percentage of ordinary shares received						16.70%
Divestment, transaction costs capitalized						$ 2,000,000
Divestment, additional potential consideration						50,000,000
Net gain on product divestments													57,000,000
Divestment, net carrying value of divested rights						$ 2,000,000
Supply agreement, term						15 years
Deferred income						$ 2,000,000
Deferred income						$ 54,000,000
LENSAR, Inc
Disclosure of detailed information about business combination [line items]
Acquisition, consideration			$ 430,000,000
Aurion Biotech, Inc
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary		99.00%
Proportion of ownership interest in subsidiary on a fully diluted basis		85.00%								99.00%	99.00%	99.00%
Proportion of ownership interests held by non-controlling interests on a fully diluted basis		15.00%								1.00%	1.00%	1.00%
Aurion Biotech, Inc
Disclosure of detailed information about business combination [line items]
Proportion of voting rights held in associate			40.30%
Cylite Pty Ltd.
Disclosure of detailed information about business combination [line items]
Proportion of voting rights held in associate					8.80%
Proportion of ownership interest in subsidiary				100.00%
LumiThera, Inc.
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired (as a percent)	100.00%
Goodwill	$ 38,000,000									$ 38,000,000	$ 38,000,000	$ 38,000,000
Consideration paid for acquisition of businesses	124,000,000
Payable for specified revenue, maximum amount	660,000,000
Development payments for regulatory approval, maximum amount	30,000,000
Previously-held investment in associated company	16,000,000									16,000,000	16,000,000	16,000,000
Gain (loss) recognised as result of remeasuring to fair value equity interest in acquiree held by acquirer before business combination	9,000,000
Cash paid at closing	126,000,000									125,000,000	125,000,000	125,000,000
Contingent consideration	$ 54,000,000									54,000,000	54,000,000	54,000,000
Aurion Biotech, Inc
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired (as a percent)		58.70%
Goodwill		$ 140,000,000								175,000,000	175,000,000	175,000,000
Previously-held investment in associated company		334,000,000								334,000,000	334,000,000	334,000,000
Gain (loss) recognised as result of remeasuring to fair value equity interest in acquiree held by acquirer before business combination								$ 136,000,000
Acquisition and integration costs												6,000,000
Consideration transferred		486,000,000
Other tangible or intangible assets transferred		36,000,000
Cash paid at closing		522,000,000								522,000,000	522,000,000	522,000,000
Cash transferred, net of cash acquired										496,000,000	496,000,000	496,000,000
Acquired business, increase in net sales										12,000,000
Acquired business, reduction in net income										(37,000,000)
Non-controlling interest in acquiree recognised at acquisition date		$ 27,000,000								27,000,000	27,000,000	27,000,000
Aurion Biotech, Inc | Miscellaneous other operating expense
Disclosure of detailed information about business combination [line items]
Acquisition and integration costs												2,000,000
Cylite Pty Ltd.
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired (as a percent)				91.20%
Goodwill				$ 90,000,000						90,000,000	90,000,000	90,000,000
Consideration paid for acquisition of businesses				72,000,000
Previously-held investment in associated company				14,000,000						14,000,000	14,000,000	14,000,000
Gain (loss) recognised as result of remeasuring to fair value equity interest in acquiree held by acquirer before business combination								$ 6,000,000
Acquisition and integration costs												1,000,000
Consideration transferred										123,000,000	123,000,000	123,000,000
Cash paid at closing										78,000,000	78,000,000	78,000,000
Acquired business, reduction in net income											(15,000,000)
Contingent consideration, maximum amount				$ 10,000,000
Contingent consideration										$ 9,000,000	$ 9,000,000	$ 9,000,000
BELKIN Vision Ltd.
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired (as a percent)							100.00%
Goodwill							$ 20,000,000								$ 20,000,000
Consideration paid for acquisition of businesses							61,000,000
Acquisition and integration costs													$ 1,000,000
Consideration transferred															92,000,000
Cash paid at closing															64,000,000
Acquired business, increase in net sales									1,000,000
Acquired business, reduction in net income									$ (4,000,000)
Contingent consideration, maximum amount							385,000,000
Previously-held FVOCI financial investments							$ 20,000,000								20,000,000
Contingent consideration															6,000,000
BELKIN Vision Ltd. | Level 3
Disclosure of detailed information about business combination [line items]
Contingent consideration															$ 6,000,000